CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
(Loss)/profit for the year	$ (50)	$ 237	$ (210)
Foreign currency translation adjustments:
Arising in the year	8	10	4
Foreign currency translation adjustments	8	10	4
Effective portion of changes in fair value of cash flow hedges
New fair value adjustments into reserve	(76)	31	159
Movement out of reserve to income statement	12	(3)
Movement in deferred tax	4	14	(11)
Effective portion of changes in fair value of cash flow hedges	(60)	42	148
Items that will not be reclassified to income statement
Remeasurement of employee benefit obligations	(16)	35	33
Deferred tax movement on employee benefit obligations	4	(10)	(6)
Total other comprehensive (expense)/income for the year	(12)	25	27
Total comprehensive (expense)/income for the year	(64)	77	179
Total comprehensive (expense)/income for the year	(114)	314	(31)
Attributable to:
Equity holders	$ (114)	$ 314	$ (31)